Common Stock	12 Months Ended
Dec. 31, 2025
Common Stock [Abstract]
Common Stock
12. COMMON STOCK
Authorized : Unlimited number of non-par value common shares.
2025 2024
Issued and outstanding:
millions of
shares
millions of
dollars
millions of
shares
millions of
dollars
Balance, December 31, 2024
295.94 $ 9,042
284.12 $
8,462
Conversion of Convertible Debentures
0.02 1 -
-
Issuance of common stock under ATM program
(1)(2)
0.19 9
5.12
261
Issued under the DRIP,
net of discounts
4.83 293
6.10
291
Senior management stock options exercised and Employee Share
Purchase Plan
0.78 42
0.60
28
Balance, December 31, 2025
301.76 $
9,387
295.94 $
9,042
(1) For the year ended December 31, 2024, a
total of
5,117,273
common shares were issued under Emera's ATM program at an
average price of $ 51.52
per share for gross proceeds of $
264
million ($
261
million net of after-tax issuance costs).
(2) For the year ended December 31, 2025, a
total of
187,600
common shares were issued under Emera's ATM program at an
average price of $ 53.58
per share for gross proceeds of $
10
million ($
9
million net of after-tax issuance costs). As at December
31,
2025, an aggregate gross sales limit of $ 600
million remained available for issuance under
the ATM program.
As at December 31, 2025, the following common shares
were reserved for issuance:
5
million (2024 –
6
million) under the senior management stock option plan, 1
million (2024 –
2
million) under the employee
common share purchase plan and 20
million (2024 –
12
million) under the DRIP.
The issuance of common shares under the common share compensation arrangements does not allow
the plans to exceed 10
per cent of Emera's outstanding common shares. As at
December 31, 2025,
Emera was in compliance with this requirement.
ATM Equity Program
On December 5, 2025, Emera renewed its ATM
Program by filing a prospectus supplement to the
Company's Canadian short form base shelf prospectus
with the securities regulatory authorities in each of
the provinces of Canada. At the same time, Emera filed a US
prospectus supplement to the Company’s
US base prospectus included in its US registration statement on Form F-10 with the US Securities and
Exchange Commission (the “SEC”). The ATM
Program allows the Company to issue up to $
600
million of
common shares from treasury to the public from time to time, at the Company’s discretion, at the
prevailing market price. The ATM
Program is expected to remain in effect until
January 5, 2029.